RELATED PARTIES - Long-term loan from parent company (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Amount of long-term loans granted	$ 0.0	$ 4,077.0
Interest cost on interest bearing debt	174.2	158.9	$ 90.5
Parent company (Amer Sports Holding (Cayman) Limited)
Disclosure of transactions between related parties [line items]
Amount of long-term loans granted	0.0	4,077.5
Interest cost on interest bearing debt	21.6	226.4	138.5
Parent company (Amer Sports Holding (Cayman) Limited) | Investment Loan
Disclosure of transactions between related parties [line items]
Amount of long-term loans granted	0.0	2,641.0
Interest cost on interest bearing debt	19.1	205.0	124.7
Parent company (Amer Sports Holding (Cayman) Limited) | Facility A Loan
Disclosure of transactions between related parties [line items]
Amount of long-term loans granted	0.0	1,436.5
Interest cost on interest bearing debt	$ 2.5	$ 21.4	$ 13.8